DWS Equity Sector Strategy Fund Expense Example - Class ACIS [Member] - DWS Equity Sector Strategy Fund	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 645
Expense Example, with Redemption, 3 Years	850
Expense Example, with Redemption, 5 Years	1,071
Expense Example, with Redemption, 10 Years	1,706
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	983
Expense Example, with Redemption, 10 Years	1,945
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	363
Expense Example, with Redemption, 10 Years	839
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	217
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	$ 927